Intangible Assets, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Line Items]
Amortization expense	$ 30,191	$ 31,899	$ 98,673	$ 97,886	$ 131,323	$ 136,424
Patents [Member]
Intangible Assets, Net [Line Items]
Finite-lived intangible assets	1,617,974		1,617,974		1,617,974	1,617,974
Accumulated impairment allowance recognized					1,617,974	$ 1,617,974
Shanghai Sglcell Biotech Co., Ltd. [Member] | Patents [Member]
Intangible Assets, Net [Line Items]
Finite-lived intangible assets	$ 1,600,000		1,600,000		1,600,000
Accumulated impairment allowance recognized			$ 1,617,974		$ 1,617,974